COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed consolidated financial statements.

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and underlying ordinary shares and any securities issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to demand that the Company register such securities at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Business Combination Merger Agreement

On March 17, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among Scilex Holding Company (“Scilex”) and a majority-owned subsidiary of Sorrento Therapeutics, Inc. (Nasdaq: SRNE) (“Sorrento”), Vickers, and Vantage Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Vickers (“Merger Sub”). Parent and Merger Sub are sometimes referred to collectively as the “Parent Parties.” Pursuant to the Merger Agreement, Vickers will, prior to the closing of the Merger, migrate to and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended and the Cayman Islands Companies Law (the “Domestication”). Thereafter, a business combination between Vickers and Scilex will be effected through the merger of Merger Sub with and into Scilex with Scilex surviving the merger as a wholly owned subsidiary of Vickers (the “Merger”). Upon the closing of the Merger (the “Closing”), it is anticipated that Vickers will change its name to “Scilex Holding Company”. The board of directors of Vickers has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the shareholders of Vickers.

The Merger is expected to be consummated by the third quarter of 2022, following the receipt of the required approval by the shareholders of Vickers and Scilex and the satisfaction of certain other customary closing conditions.

Merger Consideration

The total consideration to be paid at Closing (the “Merger Consideration”) by Vickers to Scilex stockholders will be an amount equal to the quotient of (a) the sum of (i) $1,500,000,000 minus (ii) the aggregate amount of Scilex long term debt excluding intercompany debt owed to Sorrento existing as of immediately prior to the date of the closing of the transaction (the “Closing Date”); divided by (b) $10.00, and will be payable in shares of common stock, par value $0.0001 per shares, of Vickers upon its domestication in Delaware (“Vickers Common Stock”). The number of shares of Vickers Common Stock to be paid as Merger Consideration will be determined in accordance with the terms of the Merger Agreement and will cause, assuming no public shareholders of Vickers exercise their redemption rights, the current stockholders of Scilex to own approximately 88% of the issued and outstanding Vickers Common Stock as of the Closing Date, assuming no debt adjustment.

At the signing of the Merger Agreement, Scilex has only one class of stock, common stock, par value $0.0001 per share (the “Scilex Common Stock”). Each share of Scilex Common Stock issued and outstanding immediately prior to the consummation of the Merger (other than any dissenting shares) shall be exchanged for and otherwise converted into the right to receive the applicable Merger Consideration per share pursuant to the Merger Agreement. The effective date and time of the Merger is referred to in the Merger Agreement as the effective time (the “Effective Time”).

As of the Effective Time, each Scilex stock option that is then outstanding shall be converted into the right to receive an option relating to Vickers Common Stock upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the Effective Time; provided that the exercise price per share for each such Scilex stock option shall be equal to the exercise price per share of such Scilex stock option in effect immediately prior to the Effective Time, divided by the Exchange Ratio.

Representations and Warranties

The Merger Agreement contains customary representations and warranties of Scilex with respect to, among other things: (i) corporate existence and power; (ii) authorization to enter into the Merger Agreement and related transactions; (iii) governmental authorization; (iv) non-contravention; (v) capital structure; (vi) organizational documents; (vii) assumed names; (viii) subsidiaries; (ix) financial statements; (x) absence of certain changes; (xi) properties and title to assets; (xii) litigation; (xiii) contracts; (xiv) licenses and permits; (xv) compliance with laws; (xvi) intellectual property; (xvii) customers and suppliers; (xviii) employees and employee benefits; (xix) employment matters; (xx) withholding; (xxi) real property; (xxii) tax matters; (xxiii) environmental laws; (xiv) finders’ fees; (xv) directors and officers; (xvi) certain business practices; (xvii) international trade matters and anti-bribery compliance; (xviii) that Scilex is not an investment company; (xvix) compliance with health care laws and certain contracts; (xxx) insurance; (xxxi) related party transactions; (xxxii) privacy and data security and (xxxiii) exclusivity of representations and warranties.

The Merger Agreement contains customary representations and warranties of the Parent Parties with respect to, among other things: (i) corporate existence and power; (ii) authorization to enter into the Merger Agreement and related transactions; (iii) governmental authorization; (iv) non-contravention; (v) finders’ fees; (vi) issuance of shares; (vii) capitalization; (viii) information supplied; (ix) amount in the trust account; (x) listing of Vickers’s securities; (xi) that Vickers is a reporting company; (xii) no market manipulation; (xiii) board approval; (xiv) SEC documents and financial statements; (xv) absence of changes; (xvi) litigation; (xvii) compliance with laws; (xviii) money laundering laws; (xix) OFAC; (xx) that Vickers is not an investment company; (xxi) tax matters; (xxii) contracts; (xxiii) investigation; and (xiv) exclusivity of representations and warranties.

All representations and warranties by all parties shall terminate upon the Effective Time, and no representations, warranties, covenants, obligations or other agreements contained in the Merger Agreement shall survive the Effective Time.

Covenants

The Merger Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Merger and efforts to satisfy conditions to consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, access to information, cooperation in the preparation of the Registration Statement on Form S-4 (the “Registration Statement”) and Proxy Statement (as each such term is defined in the Merger Agreement)

required to be filed in connection with the Merger and to obtain all requisite approvals of each party’s respective stockholders. Vickers has also agreed to include in the Proxy Statement the recommendation of its board that its stockholders approve all of the proposals to be presented at the Parent Special Meeting (as defined in the Merger Agreement).

Conduct between Signing and Closing

Each of Vickers, Merger Sub and Scilex has agreed that from the date of the Merger Agreement until the Closing Date or, if earlier, the valid termination of the Merger Agreement in accordance with its terms, it will not initiate, encourage or engage in any negotiations with any party relating to an Alternative Transaction (as defined in the Merger Agreement), take any action intended to facilitate an Alternative Transaction or approve, recommend or enter into any agreement relating to an Alternative Transaction.

Conditions to Closing

The consummation of the Merger is conditioned upon, among other things, (i) the absence of any applicable law or order that makes the transactions contemplated by the Merger Agreement illegal or otherwise prohibits consummation of such transactions; (ii) the Registration Statement shall have become effective under the Securities Act of 1933, as amended (the “Securities Act”); (iii) approval by Vickers’s shareholders of the Merger and related transactions; (iv) approval by Scilex’s stockholders of the Merger and related transactions; and (v) all required filings under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and with any other governmental authority shall have been completed and cleared.

Solely with respect to the Parent Parties, the consummation of the Merger is conditioned upon, among other things: (i) Scilex having duly performed or complied with all of its obligations under the Merger Agreement in all material respects; (ii) the representations and warranties of Scilex being true and correct in all respects unless failure to be true and correct would not have or reasonably be expected to have a Company Material Adverse Effect (as defined in the Merger Agreement) on Scilex’s ability to consummate the Merger and related transactions; (iii) no event having occurred that would result in a Company Material Adverse Effect; (iv) Scilex providing Vickers a certificate from the chief executive officer and chief financial officer of Scilex as to the accuracy of the foregoing conditions; (v) Scilex providing Vickers a certificate from the secretary which has attached true and complete copies of (a) Scilex’s organizational documents, (b) Scilex’s board resolutions approving the Merger Agreement and the transactions contemplated thereby, (c) Scilex’s stockholder written consent approving the Merger Agreement and the transactions contemplated thereby and (d)  certified certificate of good standing; (vi) Scilex shall have executed and delivered to Vickers each Additional Agreement to which it is a party; (vi) Sorrento shall have executed the Registration Rights Agreement (as defined below).

Solely with respect to Scilex, the consummation of the Merger is conditioned upon, among other things: (i) the Parent Parties having duly performed or complied with all of their obligations under the Merger Agreement in all material respects; (ii) the representations and warranties of the Parent Parties being true and correct in all respects unless failure to be true and correct would not have or reasonably be expected to have a Parent Material Adverse Effect (as defined in the Merger Agreement) on the ability of Vickers or Merger Sub to consummate the Merger and related transactions; (iii)  no event having occurred that would result in a Parent Material Adverse Effect; (iv) each of the Parent Parties providing Scilex a certificate from an authorized officer as to the accuracy of the foregoing conditions; (v) Vickers having been in material compliance with reporting requirements under the Securities Act and the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (vi) each of Vickers and the Parent Parties shall have executed and delivered to Scilex each Additional Agreement to which it is a party; (vii) the directors designated by Scilex shall have been appointed to the board of directors of Vickers in accordance with the terms of the Merger Agreement, effective as of the Closing Date; (viii) Vickers shall remain listed on Nasdaq and the additional listing application for the Vickers Common Stock issued in connection with the Merger shall have been approved by Nasdaq, and Vickers not having received any written notice from Nasdaq that it has failed, or would reasonably be expected to fail to meet the Nasdaq listing requirements as of the Closing Date for any reason, where such notice has not been subsequently withdrawn by Nasdaq or the underlying failure appropriately remedied or satisfied; (ix) after giving effect to the Merger, Vickers shall have at least $5,000,001 in net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act); (x) the Domestication shall have been completed as provided in the Merger Agreement  and a time-stamped copy of the certificate issued by the Secretary of State of the State of Delaware in relation thereto shall have been delivered to the Company; and (xi) the Investment Management Trust Agreement (as defined in the Merger Agreement) shall have been amended solely to the extent necessary to enable the intended effects of the Amended Underwriting

Agreement (as defined in the Merger Agreement) without breach of, or other conflict with, the Investment Management Trust Agreement as so amended.

Termination

The Merger Agreement may be terminated as follows:

i.	By the mutual consent of Vickers and Scilex;
ii.	by Vickers, if any of the representations or warranties of Scilex set forth in the Merger Agreement shall not be true and correct, or if Scilex has failed to perform any covenant or agreement set forth in the Merger Agreement (including an obligation to consummate the Merger), in each case such that the conditions to closing would not be satisfied and the breach or breaches causing such representations or warranties not to be true and correct, or the failure to perform any covenant or agreement, as applicable, are not cured (or waived by Vickers) by the earlier of (i) the Outside Date (as defined below) or (ii) 30 days after written notice thereof is delivered to Scilex; provided, however that Vickers is not then in material breach of any representation, warranty, covenant, or obligation in the Merger Agreement, which breach has not been cured;
iii.	by Scilex, if any of the representations or warranties of Vickers or Merger Sub set forth in the Merger Agreement shall not be true and correct, or if Vickers or Merger Sub has failed to perform any covenant or agreement set forth in the Merger Agreement (including an obligation to consummate the Merger), in each case such that the conditions to closing would not be satisfied and the breach or breaches causing such representations or warranties not to be true and correct, or the failure to perform any covenant or agreement, as applicable, are not cured (or waived by Scilex) by the earlier of (i) the Outside Date or (ii) 30 days after written notice thereof is delivered to Vickers; provided, however that Scilex is not then in material breach of any representation, warranty, covenant, or obligation in the Merger Agreement, which breach has not been cured;
iv.	by either Vickers or Scilex
a.	on or after July 11, 2022 (the “Outside Date”), if the Merger shall not have been consummated prior to the Outside Date; provided that if an Extension Amendment (as defined in the Merger Agreement) shall be in effect, the Outside Date shall be the Extension Date (as defined in the Merger Agreement); provided, however, that the right to terminate this Agreement under Section 9.1(d)(i) of the Merger Agreement shall not be available to a party if the failure of the Merger to have been consummated before the Outside Date (or the Extension Date if applicable) was due to such party’s breach of or failure to perform any of its covenants or agreements set forth in the Merger Agreement; or
b.	if any applicable law or order that makes the transactions contemplated by the Merger Agreement illegal or otherwise prohibits consummation of such transactions shall have become final and non-appealable;
v.	by Scilex if Vickers has not received approval from its stockholders of the Merger and related transactions at the Parent Special Meeting (as defined in the Merger Agreement), unless such meeting has been adjourned or postponed, in which case at the final adjournment or postponement thereof;
vi.	by Vickers if the Scilex stockholder written consent approving the Merger and related transactions shall not have been obtained within five business days following the Registration Statement being declared effective by the Securities and Exchange Commission (the “SEC”), provided that upon Scilex receiving such stockholder approval, prior to the termination by Vickers of the Merger Agreement, Vickers will no longer have this right to so terminate; or
vii.	by Vickers, in the event that Scilex’s audited financial statements for 2020 and 2021 have not been delivered to the Parent Parties on or before March 31, 2022 and remain undelivered prior to the termination of the Merger Agreement

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, Vickers, Scilex and certain stockholders of Vickers entered into a certain Sponsor Support Agreement dated March 17, 2022 (the “Sponsor Support Agreement”) pursuant to which those certain Vickers shareholders who are parties thereto agreed to vote all shares of Vickers Ordinary Shares beneficially owned by them, including any additional shares of Vickers they acquire ownership of or the power to vote, in favor of the Merger and related transactions.

Company Stockholder Support Agreement

Concurrently with the execution of the Merger Agreement, Vickers, Scilex and Sorrento entered into a certain Company Stockholder Support Agreement dated March 17, 2022 (the “Company Stockholder Support Agreements”), pursuant to which Sorrento agreed to vote all Scilex Common Stock beneficially owned by it, including any additional shares of Scilex it acquires ownership of or the power to vote, in favor of the Merger and related transactions.

Underwriting Agreement Amendment

On March 17, 2022, Vickers and Maxim Group, LLC, the representative of the underwriters for the Vickers initial public offering (“Maxim”) entered into an amendment (the “UWA Amendment”) of the underwriting agreement between Vickers and Maxim dated January 6, 2021. The UWA Amendment provides for a potential deferral of the Deferred Underwriting Commission (as defined in the UWA Amendment) as follows:

If in connection with the consummation of a business combination, after redemptions of Ordinary Shares by Vickers’s shareholders, the balance in the trust account is $25,000,000 or less, then the Deferred Underwriting Commission will be payable as follows:

(A)	50% of the Deferred Underwriting Commission will be payable to Maxim directly from the trust account; and
(B)	the remaining 50% of the Deferred Underwriting Commission will be payable to Maxim in the form of a Promissory Note on or before the one-year anniversary of the effective date of a Business Combination.

Maxim has also agreed to enter into any such amendment to the Investment Management Trust Agreement (as defined in the Merger Agreement) as may be required to effectuate the intent of the UWA Amendment.

Agreements to be Executed at Closing

The Merger Agreement contemplates that, at or prior to the Closing, Vickers and Sorrento will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), whereby, subject to certain customary exceptions, the parties will agree, among other things, not to transfer any shares of Vickers Common Stock or any security convertible into or exercisable or exchanged for Vickers Common Stock beneficially owned or owned of record by such holder until the date that is the earlier of (i) one hundred eighty (180) days from the date of the Registration Rights Agreement or (ii) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Vickers Common Stock for cash, securities or other property. The Registration Rights Agreement will govern the registration of certain shares of Vickers Common Stock for resale and be effective as of the Closing.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and underlying ordinary shares and any securities issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to demand that the Company register such securities at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.